Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 12,633,974
Balance at ending	14,257,788	¥ 12,633,974
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	29,309,093	27,975,530
Additions	4,692,547	3,374,566
Sales or disposal	(3,578,908)	(3,221,137)
Foreign currency translation adjustments	1,969,916	1,053,058
Other	(32,956)	127,075
Balance at ending	32,359,692	29,309,093
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(16,675,119)	(15,648,890)
Depreciation	(1,957,111)	(1,926,939)
Impairment losses	(19,069)	(31,114)
Sales or disposal	1,496,254	1,483,773
Foreign currency translation adjustments	(911,486)	(471,526)
Other	(35,373)	(80,423)
Balance at ending	(18,101,905)	(16,675,119)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,426,370	1,361,791
Additions	5,217	14,990
Sales or disposal	(14,729)	(14,680)
Reclassification from construction in progress	5,691	50,494
Foreign currency translation adjustments	27,296	10,458
Other	(8,033)	3,317
Balance at ending	1,441,811	1,426,370
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(7,313)	(6,379)
Impairment losses		(393)
Sales or disposal	579	150
Foreign currency translation adjustments	(825)	(178)
Other	574	(513)
Balance at ending	(6,985)	(7,313)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	5,464,811	5,284,620
Additions	136,241	75,098
Sales or disposal	(39,296)	(76,482)
Reclassification from construction in progress	138,013	88,625
Foreign currency translation adjustments	153,948	67,274
Other	31,032	25,676
Balance at ending	5,884,749	5,464,811
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,529,186)	(3,375,598)
Depreciation	(139,999)	(148,981)
Impairment losses	(208)	(10,517)
Sales or disposal	34,067	63,448
Foreign currency translation adjustments	(84,432)	(39,793)
Other	(34,029)	(17,746)
Balance at ending	(3,753,786)	(3,529,186)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	14,796,619	13,982,362
Additions	581,930	433,393
Sales or disposal	(545,829)	(599,825)
Reclassification from construction in progress	776,356	480,805
Foreign currency translation adjustments	919,653	437,649
Other	(59,696)	62,235
Balance at ending	16,469,032	14,796,619
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(11,529,666)	(10,762,953)
Depreciation	(974,181)	(921,037)
Impairment losses	(18,862)	(17,358)
Sales or disposal	498,703	559,467
Foreign currency translation adjustments	(666,255)	(334,617)
Other	(29,354)	(53,167)
Balance at ending	(12,719,614)	(11,529,666)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	6,774,427	6,781,229
Additions	2,893,569	1,916,239
Sales or disposal	(2,974,283)	(2,516,466)
Reclassification from construction in progress	236	167
Foreign currency translation adjustments	812,366	524,175
Other	17,596	69,083
Balance at ending	7,523,911	6,774,427
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,605,744)	(1,503,668)
Depreciation	(842,931)	(856,921)
Sales or disposal	962,901	860,708
Foreign currency translation adjustments	(162,784)	(96,936)
Other	29,549	(8,928)
Balance at ending	(1,619,009)	(1,605,744)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	846,866	565,528
Additions	1,075,590	934,847
Sales or disposal	(4,771)	(13,684)
Reclassification from construction in progress	(920,295)	(620,091)
Foreign currency translation adjustments	56,654	13,503
Other	(13,856)	(33,236)
Balance at ending	1,040,188	846,866
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,210)	(292)
Impairment losses	0	(2,846)
Sales or disposal	3
Foreign currency translation adjustments	2,810	(2)
Other	(2,112)	(71)
Balance at ending	¥ (2,510)	¥ (3,210)